Provisions - Restructuring and other provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Provisions
At beginning of year	$ 114	$ 133
Provided	142	38
Released	(41)	(33)
Paid	(93)	(31)
Exchange	(1)	7
At end of year	121	114
Restructuring
Provisions
At beginning of year	25	23
Provided	39	12
Released	(17)	(2)
Paid	(26)	(10)
Exchange	(1)	2
At end of year	20	25
Other provisions
Provisions
At beginning of year	89	110
Provided	103	26
Released	(24)	(31)
Paid	(67)	(21)
Exchange		5
At end of year	$ 101	$ 89